Property And Equipment And Capitalized Software Development (Schedule Of Property And Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 112,190	$ 79,067
Less accumulated depreciation and amortization		(65,565)	(54,807)
Property and equipment, net	58,148	46,625	24,260
Student Computers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		61,185	53,127
Computer Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		24,427	10,443
Computer Hardware [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		14,063	9,863
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		5,948	2,734
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		3,314	943
Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		2,138	1,106
Web Site Development Costs [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 1,115	$ 851